Operating Leases and Obligations Related to Finance Leases - Additional Information (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021 USD ($) valuator vessel	Dec. 31, 2021 USD ($) valuator vessel	Dec. 31, 2021 USD ($) valuator vessel	Dec. 31, 2021 USD ($) valuator vessel	Dec. 31, 2021 USD ($) valuator vessel	Dec. 31, 2021 USD ($) valuator vessel lessor	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 25, 2022 vessel
Lessee, Lease, Description [Line Items]
Number of Lessors					1		14
Minimum Liquidity Covenant Requirement | $		$ 35,000,000	$ 35,000,000	$ 35,000,000	$ 35,000,000	$ 35,000,000	$ 35,000,000
Minimum Liquidity as a Percentage of Consolidated Debt Covenant Requirement		5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Finance Lease, Weighted Average Remaining Lease Term		4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	7.80%
Finance Lease, Liability, Undiscounted Excess Amount | $		$ 68,800,000	$ 68,800,000	$ 68,800,000	$ 68,800,000	$ 68,800,000	$ 68,800,000	$ 120,900,000
Number of vessels obligated to purchase		4	4	4	4	4	4
Payments to Acquire Property, Plant, and Equipment | $				$ 21,447,000				$ 16,025,000	$ 11,628,000
Lessee, Sales-type lease, number of vessels repurchased [Line Items] | $				8
Loss Contingency, Damages Sought, Value | $		$ 7,300,000
Option to purchase between now and end of lease term
Lessee, Lease, Description [Line Items]
Number of Vessels with Purchase Option		10	10	10	10	10	10
Option to purchase starting in September 2023 until end of lease term
Lessee, Lease, Description [Line Items]
Number of Vessels with Purchase Option		4	4	4	4	4	4
Aframax Tanker
Lessee, Lease, Description [Line Items]
Number Of Vessels | $		2	2	2	2	2	2
Minimum
Lessee, Lease, Description [Line Items]
Sale Leaseback Transaction, Lease Terms			seven
Long-term Debt, Term		6 months	6 months	6 months	6 months	6 months	6 months
Number of Third Party Valuators | valuator		2	2	2	2	2	2
Maximum
Lessee, Lease, Description [Line Items]
Sale Leaseback Transaction, Lease Terms			12
Finance Lease Obligations
Lessee, Lease, Description [Line Items]
Minimum Liquidity Covenant Requirement | $		$ 35,000,000	$ 35,000,000	$ 35,000,000	$ 35,000,000	$ 35,000,000	$ 35,000,000
Minimum Liquidity as a Percentage of Consolidated Debt Covenant Requirement		5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Number of Third Party Valuators | valuator		1	1	1	1	1	1
Finance Lease Obligations | Minimum
Lessee, Lease, Description [Line Items]
Long-term Debt, Term		6 months	6 months	6 months	6 months	6 months	6 months
July 2017, November 2018, September 2021 and November 2021 Sale Leaseback
Lessee, Lease, Description [Line Items]
Number Of Vessels		14	14	14	14	14	14
July 2017, November 2018, September 2021 and November 2021 Sale Leaseback | Suezmax, Aframax and LR2 Vessels
Lessee, Lease, Description [Line Items]
Number of Vessels with Purchase Option		14	14	14	14	14	14
September 2021 Sale Leaseback
Lessee, Lease, Description [Line Items]
Number Of Vessels		4	4	4	4	4	4
November 2021 Sale Leaseback
Lessee, Lease, Description [Line Items]
Number Of Vessels		4	4	4	4	4	4
Debt Covenant Minimum Hull Coverage Ratio						105.00%
November 2021 Sale Leaseback | Minimum
Lessee, Lease, Description [Line Items]
Actual Hull Coverage Ratio		132.00%	132.00%	132.00%	132.00%	132.00%	132.00%
November 2021 Sale Leaseback | Maximum
Lessee, Lease, Description [Line Items]
Actual Hull Coverage Ratio		140.00%	140.00%	140.00%	140.00%	140.00%	140.00%
February 2022 Sale Leaseback | Subsequent Event [Member]
Lessee, Lease, Description [Line Items]
Number Of Vessels										8
Debt Covenant Minimum Hull Coverage Ratio	100.00%
February 2022 Sale Leaseback | Minimum | Subsequent Event [Member]
Lessee, Lease, Description [Line Items]
Sale Leaseback Transaction, Lease Terms	six
February 2022 Sale Leaseback | Maximum | Subsequent Event [Member]
Lessee, Lease, Description [Line Items]
Sale Leaseback Transaction, Lease Terms	nine
September and November 2021 Sale Leaseback
Lessee, Lease, Description [Line Items]
Number of Sale Leaseback transactions					8
July 2017, November 2018 and September 2021 Sale Leaseback
Lessee, Lease, Description [Line Items]
Number Of Vessels		10	10	10	10	10	10
Debt Covenant Minimum Hull Coverage Ratio						100.00%
July 2017, November 2018 and September 2021 Sale Leaseback | Minimum
Lessee, Lease, Description [Line Items]
Actual Hull Coverage Ratio		106.00%	106.00%	106.00%	106.00%	106.00%	106.00%	121.00%
July 2017, November 2018 and September 2021 Sale Leaseback | Maximum
Lessee, Lease, Description [Line Items]
Actual Hull Coverage Ratio		134.00%	134.00%	134.00%	134.00%	134.00%	134.00%	156.00%
July 2017, November 2018 and November 2021 Sale Leaseback
Lessee, Lease, Description [Line Items]
Number Of Vessels		10	10	10	10	10	10
Variable Interest Entity, Primary Beneficiary
Lessee, Lease, Description [Line Items]
Number of Lessors | lessor							6